Disposition and Deconsolidation of LifeMap Sciences	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Disposition and Deconsolidation of LifeMap Sciences

3. Disposition and Deconsolidation of LifeMap Sciences

Discontinued Operations

On March 6, 2021, AgeX and LifeMap Sciences entered into the LifeMap Merger Agreement with Atlas and GCLMS. On March 15, 2021, the merger was completed pursuant to the terms of the LifeMap Merger Agreement. As a result of the merger, GCLMS merged into LifeMap Sciences and (a) the shares of LifeMap Sciences common stock outstanding at the time of the merger entitled the holders of those shares to receive a pro rata portion of the $500,000 total LifeMap Merger Consideration, with each LifeMap Sciences shareholder’s pro rata portion of the LifeMap Merger Consideration determined in accordance with the number of shares of LifeMap Sciences common stock owned by such shareholder as a percentage of shares of LifeMap Sciences common stock outstanding immediately before the effective date of the merger, and (b) the outstanding shares of GCLMS common stock were converted into shares of LifeMap Sciences common stock so that Atlas is now the sole shareholder of LifeMap Sciences.

AgeX received approximately $466,400 in cash as its pro rata share of the LifeMap Merger Consideration in the merger. Prior to and as a condition to the merger under the terms of the LifeMap Merger Agreement, $1,761,296 of LifeMap Sciences’ indebtedness to AgeX was converted into shares of LifeMap Sciences common stock. LifeMap Sciences also paid AgeX $250,000 in cash to pay off a portion of LifeMap Sciences’ indebtedness to AgeX that was not converted into shares of LifeMap Sciences common stock.

The results of operations and cash flows for LifeMap Sciences are reported as discontinued operations under U.S. GAAP in accordance with ASC 205-20, Discontinued Operations, for all periods presented in our consolidated financial statements. AgeX will not have any continuing involvement in LifeMap Sciences subsequent to the consummation of the merger on March 15, 2021. The following table presents the operating results of LifeMap Sciences that have been treated as discontinued operations for the periods presented:

Year Ended December 31, 2021
Net revenues	$277
Costs, operating and other expenses	(380)
Loss from discontinued operations	(103)
Net loss from discontinued operations attributable to noncontrolling interest	7
Loss from discontinued operations (1)	$(96)

(1)	Does not include $106,000 gain on the deconsolidation of LifeMap Sciences recognized by AgeX. When dispositions occur in the normal course of business, gains or losses on the sale of such businesses or assets are recognized in the income statement. The gain on the sale of LifeMap Sciences is presented in the line item Gain on deconsolidation of LifeMap Sciences. There were no gains or losses resulting from the sale of businesses or assets that did not meet the criteria for a discontinued operation during the year ended December 31, 2021.

Deconsolidation

As a result of the completion of the cash-out merger on March 15, 2021, LifeMap Sciences is no longer a subsidiary of AgeX. Effective March 15, 2021, AgeX deconsolidated LifeMap Sciences’ consolidated financial statements and consolidated results of operations from those of AgeX under U.S. GAAP ASC 810-10-40-4, Deconsolidation of a Subsidiary or Derecognition of a Group of Assets, due to the disposition of LifeMap Sciences on that date.

AgeX’s consolidated balance sheets at December 31, 2022 and 2021 do not include LifeMap Sciences’ consolidated assets and liabilities due to the deconsolidation of LifeMap Sciences on March 15, 2021.

AgeX’s consolidated statement of operations for the year ended December 31, 2021 includes LifeMap Sciences’ consolidated results for the period through March 15, 2021 rather than the day immediately preceding the LifeMap Deconsolidation due to the conversion of $1,761,296 of LifeMap Sciences’ indebtedness to AgeX into shares of LifeMap Sciences common stock on March 15, 2021 followed by the completion of the cash-out merger on the same day.

AgeX recognized a gain of $106,000 from the LifeMap Deconsolidation. The sale of LifeMap Sciences was a taxable transaction to AgeX; however, no income tax is due as the transaction resulted in a taxable loss primarily due to AgeX’s tax basis in the subsidiary.